Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [Abstract]
Property, plant and equipment
11.	Property, plant and equipment

				Net
Description	Weighted average rate p.a. %	Costs	Accumulated depreciation	2017	2016	2015
					(Restated)	(Restated)
Landfills - land and implementation of cells (a)	8.00%	599,985	(317,330)	282,655	283,572	279,857
Buildings and facilities	5.27%	186,661	(63,147)	123,514	127,308	127,897
Biogas burning facilities	5.00%	9,212	(2,530)	6,682	7,185	7,173
Operating equipment	9.03%	221,726	(104,555)	117,171	108,897	93,385
Furniture and fixtures	10.20%	9,438	(5,809)	3,629	3,917	4,188
Computers and peripherals	16.95%	11,367	(8,720)	2,647	3,113	3,832
Vehicles	16.14%	309,513	(239,795)	69,718	88,895	103,038
Aircraft	7.52%	16,791	(7,600)	9,191	10,456	11,723
UVR - Waste recovery unit	7.52%	60,963	(22,930)	38,033	42,375	46,958
Other property, plant and equipment	14.93%	485	(396)	89	119	1,341
Advances to suppliers	-	4,743	-	4,743	5,177	-
Construction in progress (b)	-	31,379	-	31,379	13,439	12,381
Total		1,462,263	(772,812)	689,451	694,453	691,773

(a)
Land intended for landfills and respective buildings are subject to depletion and depreciation calculated based on the usage volume of the landfill. In 2017, depletion and depreciation weighted average rates were 8.00% p.a. (11.54% p.a. for 2016 and 11.46% 2015) Landfills include decommissioning cost as explained in Note 20.

(b)	Construction in progress refers basically to the acquisition of the Waste Sorting Machine (Tyrannosaurus) of R$12,804 and acquisition of Turbines and Energy Generators for R$13,044.

Guarantee

Financing of property, plant and equipment of subsidiaries are secured by Estre Brazil’s guarantee. Project financing is subject to additional bank guarantee and financing of machinery and equipment items are guaranteed by lien on assets and finance leases.

Useful lives of property, plant and equipment

The Company reviews the estimated useful lives of property, plant and equipment items at the end of each reporting period, based on the estimated useful lives of the assets reviewed, according to internally prepared technical appraisal reports.

Finance lease agreements

The net carrying amount of property, plant and equipment under finance lease agreements at December 31, 2017 and 2016 was R$17,280 and R$6,540, respectively.

Impairment test for cash generating units

Management annually reviews the net carrying amount of assets in order to assess events or changes in economic, operating or technological circumstances that may indicate deterioration or impairment. When such evidence is identified and carrying amount exceeds recoverable amount, a provision for impairment is recorded to adjust the carrying amount to the recoverable amount.

Changes in property, plant and equipment for the years 2017 and 2016 were as follows:

	December 31, 2016 (restated)	Additions	Write-offs	Impairment	Transfer		Additions related to business combination (a)	December 31, 2017
Costs
Landfills (land and implementation of cells)	592,092	83,843	(52,170)	(33,110)	(6,580	) (b)	15,910	599,985
Buildings	180,179	7,247	(323)	(1,107)	-		665	186,661
Biogas burning facilities	9,255	-	-	(43)	-		-	9,212
Operating equipment	191,545	13,787	(557)	(1,742)	17,627		1,066	221,726
Furniture and fixtures	8,878	477	(10)	(87)	-		180	9,438
Computers and peripherals	10,579	815	(4)	(131)	-		108	11,367
Vehicles	300,422	12,965	(3,751)	(493)	-		370	309,513
Aircraft	16,791	-	-	-	-		-	16,791
UVR - Waste recovery unit	60,700	263	-	-	-		-	60,963
Other property, plant and equipment	456	29	-	-	-		-	485
Advances to suppliers	5,177	1,896	(2,293)	(37)	-		-	4,743
Construction in progress	13,439	35,567	-	-	(17,627)		-	31,379
Total costs	1,389,513	156,889	(59,108)	(36,750)	(6,580)		18,299	1,462,263
Depreciation
Landfills (land and implementation of cells)	(308,520)	(48,026)	39,966	1,228	-		(1,978)	(317,330)
Buildings	(52,871)	(10,441)	16	150	-		(1)	(63,147)
Biogas burning facilities	(2,070)	(468)	-	8	-		-	(2,530)
Operating equipment	(82,648)	(23,033)	462	667	-		(3)	(104,555)
Furniture and fixtures	(4,961)	(898)	5	49	-		(4)	(5,809)
Computers and peripherals	(7,466)	(1,367)	2	120	-		(9)	(8,720)
Vehicles	(211,527)	(31,631)	3,267	96	-		-	(239,795)
Aircraft	(6,335)	(1,265)	-	-	-		-	(7,600)
UVR - Waste recovery unit	(18,325)	(4,605)	-	-	-		-	(22,930)
Other property, plant and equipment	(337)	(59)	-	-	-		-	(396)
Total depreciation	(695,060)	(121,793)	43,718	2,318	-		(1,995)	(772,812)
Total property, plant and equipment, net	694,453	35,096	(15,390)	(34,432)	(6,580)		16,304	689,451

(a)	Refers to PP&E of Catanduva, which the Company started consolidating starting on May 31, 2017 (refer to Note 9).
(b)	Refers to the transfer of Leccaro’s assets previously consolidated to assets held for sale (refer to Note 10.2)

	December 31, 2015 (Restated)	Additions	Write-offs (b)	Transfer	December 31, 2016 (Restated)
Costs
Landfills (land and implementation of cells)	520,586	18,612	(1,556)	54,450	592,092
Buildings	171,387	1,727	(986)	8,051	180,179
Biogas burning facilities	8,795	-	-	460	9,255
Operating equipment	157,369	12,673	(1,319)	22,822	191,545
Furniture and fixtures	8,414	272	(1)	193	8,878
Computers and peripherals	10,020	127	(1)	433	10,579
Vehicles	273,443	6,540	(1,847)	22,286	300,422
Aircraft	16,791	-	-	-	16,791
UVR - Waste recovery unit	60,700	-	-	-	60,700
Other property, plant and equipment	456	-	(69)	69	456
Advances to suppliers	-	21,924	-	(16,747)	5,177
Construction in progress (a)	12,381	93,105	(30)	(92,017)	13,439
Total costs	1,240,342	154,980	(5,809)	-	1,389,513
Depreciation
Landfills (land and implementation of cells)	(240,729)	(68,359)	568	-	(308,520)
Buildings	(43,490)	(9,740)	359	-	(52,871)
Biogas burning facilities	(1,622)	(448)	-	-	(2,070)
Operating equipment	(63,984)	(19,144)	480	-	(82,648)
Furniture and fixtures	(4,226)	(735)	-	-	(4,961)
Computers and peripherals	(6,188)	(1,278)	-	-	(7,466)
Vehicles	(170,405)	(41,795)	673	-	(211,527)
Aircraft	(5,068)	(1,267)	-	-	(6,335)
UVR - Waste recovery unit	(13,742)	(4,583)	-	-	(18,325)
Other property, plant and equipment	885	(1,257)	35	-	(337)
Total depreciation	(548,569)	(148,606)	2,115	-	(695,060)
Total property, plant and equipment, net	691,773	6,374	(3,694)	-	694,453

(a)	Construction in progress refers basically to landfill cell projects of the Company and its subsidiaries.
(b)	Mainly related to assets write-off as a result of the investigation described in Note 1.5.

	December 31, 2014 (Restated)	Additions	Write-offs (b)	Transfer	December 31, 2015 (Restated)
Costs
Landfills (land and implementation of cells)	447,969	25,842	(11,997)	58,772	520,586
Buildings	161,839	3,081	-	6,467	171,387
Biogas burning facilities	8,795	-	-	-	8,795
Operating equipment	156,135	3,290	(7,781)	5,725	157,369
Furniture and fixtures	7,938	311	(154)	319	8,414
Computers and peripherals	8,871	125	(205)	1,229	10,020
Vehicles	260,868	11,865	(156)	866	273,443
Aircraft	16,791	-	-	-	16,791
UVR - Waste recovery unit	60,700	-	-	-	60,700
Other property, plant and equipment	450	-	-	6	456
Advances to suppliers	727	-	-	(727)	-
Construction in progress (a)	3,904	89,441	(8,307)	(72,657)	12,381
Total costs	1,134,987	133,955	(28,600)	-	1,240,342
Depreciation
Landfills (land and implementation of cells)	(181,657)	(59,706)	634	-	(240,729)
Buildings	(38,846)	(4,644)	-	-	(43,490)
Biogas burning facilities	(1,178)	(444)	-	-	(1,622)
Operating equipment	(57,854)	(7,226)	1,096	-	(63,984)
Furniture and fixtures	(3,534)	(714)	22	-	(4,226)
Computers and peripherals	(4,857)	(1,360)	29	-	(6,188)
Vehicles	(138,243)	(32,184)	22	-	(170,405)
Aircraft	(3,801)	(1,267)	-	-	(5,068)
UVR - Waste recovery unit	(9,161)	(4,581)	-	-	(13,742)
Other property, plant and equipment	(240)	(46)	1,171	-	885
Total depreciation	(439,371)	(112,172)	2,974	-	(548,569)
Total property, plant and equipment, net	695,616	21,783	(25,626)	-	691,773

(a)	Construction in progress refers basically to landfill cell projects of the Company and its subsidiaries.
(b)	Mainly related to assets write-off as a result of the investigation described in Note 1.5.